Commitments, Contingencies and Related Party Transactions - Schedule of Future Minimum Lease Payments (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2021	$ 1,095,000
2022 and 2021	2,271,000	$ 1,876,795
2023 and 2022	2,339,000	2,271,268
2024 and 2023	2,410,000	2,339,406
2025 and 2024	2,482,000	2,409,749
2025		2,482,297
Thereafter	12,840,000	12,839,732
Total	$ 23,437,000	$ 24,219,247